Annual Total Returns - Franklin Maryland Tax-Free Income Fund [BarChart] - Franklin Tax-Free Trust - TF2-21 - Franklin Maryland Tax-Free Income Fund - Class A	Mar. 08, 2021
Bar Chart Table:
Annual Return 2010	2.07%
Annual Return 2011	11.02%
Annual Return 2012	6.18%
Annual Return 2013	(5.89%)
Annual Return 2014	10.43%
Annual Return 2015	1.05%
Annual Return 2016	1.14%
Annual Return 2017	2.87%
Annual Return 2018	1.15%
Annual Return 2019	6.13%